CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Share capital	Contributed surplus	Accumulated other comprehensive (loss) income	Deficit	Attributable to Yamana equity holders	Non- controlling interests
Transactions with owners
Equity | Previously stated [member]	$ 4,447.3	$ 7,633.7	$ 18.0	$ 2.2	$ (3,340.5)	$ 4,313.4	$ 133.9
Equity | Impact of adopting IFRS 9	0.0			(8.8)	8.8
Equity | Impact of adopting IFRS 15	(16.4)				(16.4)	(16.4)
Equity	4,430.9	7,633.7	18.0	(6.6)	(3,348.1)	4,297.0	133.9
Balance, beginning of year (Previously stated [member]) at Dec. 31, 2017	4,447.3	7,633.7	18.0	2.2	(3,340.5)	4,313.4	133.9
Balance, beginning of year (Impact of adopting IFRS 9) at Dec. 31, 2017	0.0			(8.8)	8.8
Balance, beginning of year (Impact of adopting IFRS 15) at Dec. 31, 2017	(16.4)				(16.4)	(16.4)
Balance, beginning of year at Dec. 31, 2017	4,430.9	7,633.7	18.0	(6.6)	(3,348.1)	4,297.0	133.9
Changes in equity [abstract]
Net (loss) earnings	(297.7)				(284.6)	(284.6)	(13.1)
Other comprehensive loss	(10.5)			(9.8)		(9.8)	(0.7)
Total comprehensive (loss) income	(308.2)			(9.8)	(284.6)	(294.4)	(13.8)
Transactions with owners
Disposal of Brio Gold (Note 6)	(101.7)						(101.7)
Disposal of part interest in subsidiary (Note 32)	16.0						16.0
Issued on vesting of restricted share units (Note 30)	0.0	2.3	(2.3)
Vesting restricted share units	5.0		4.7			4.7	0.3
Share cancellations (Note 30)		0.0
Dividend reinvestment plan (Note 30)	0.4	0.4				0.4
Dividends (Note 30)	(19.2)				(19.2)	(19.2)
Equity at end of period (Previously stated [member]) at Dec. 31, 2018	4,024.0	7,636.4	20.4	(16.9)	(3,650.6)	3,989.3	34.7
Equity at end of period (Adjusted balance) at Dec. 31, 2018	4,023.7	7,636.4	20.4	(16.9)	(3,650.9)	3,989.0	34.7
Equity at end of period (ifrs-full_IncreaseDecreaseDueToApplicationOfIFRS16Member) at Dec. 31, 2018	(0.3)				(0.3)	(0.3)
Equity at end of period at Dec. 31, 2018	4,024.0	7,636.4
Transactions with owners
Equity | Previously stated [member]	4,024.0	7,636.4	20.4	(16.9)	(3,650.6)	3,989.3	34.7
Equity | Impact of adopting IFRS 9	0.0			(8.8)	8.8
Equity | Impact of adopting IFRS 15	(16.4)				(16.4)	(16.4)
Equity | Adjusted balance	4,023.7	7,636.4	20.4	(16.9)	(3,650.9)	3,989.0	34.7
Equity | ifrs-full_IncreaseDecreaseDueToApplicationOfIFRS16Member	(0.3)				(0.3)	(0.3)
Equity	4,430.9	7,633.7	18.0	(6.6)	(3,348.1)	4,297.0	133.9
Disposal of part interest in subsidiary (Note 32)	16.0						16.0
Issued on vesting of restricted share units (Note 30)	0.0	2.3	(2.3)
Vesting restricted share units	5.0		4.7			4.7	0.3
Dividends recognised as distributions to owners	19.2				19.2	19.2
Equity | Previously stated [member]	4,024.0	7,636.4	20.4	(16.9)	(3,650.6)	3,989.3	34.7
Equity | Adjusted balance	4,023.7	7,636.4	20.4	(16.9)	(3,650.9)	3,989.0	34.7
Equity | ifrs-full_IncreaseDecreaseDueToApplicationOfIFRS16Member	(0.3)				(0.3)	(0.3)
Equity	4,024.0	7,636.4
Net (loss) earnings	225.6				225.6	225.6	0.0
Other comprehensive loss	(5.0)			(5.0)		(5.0)	0.0
Total comprehensive (loss) income	220.6			(5.0)	225.6	220.6	0.0
Issued on vesting of restricted share units (Note 30)	0.0	3.4	(3.4)
Vesting restricted share units	4.0		4.0			4.0	0.0
Share cancellations (Note 30)	(0.1)	(0.1)				(0.1)
Dividend reinvestment plan (Note 30)	0.2	0.2				0.2
Dividends (Note 30)	(28.8)					(28.8)
Equity at end of period at Dec. 31, 2019	4,219.9	7,639.9	21.0	(21.9)	(3,453.8)	4,185.2	34.7
Transactions with owners
Equity | Previously stated [member]	4,024.0	7,636.4	20.4	(16.9)	(3,650.6)	3,989.3	34.7
Equity | Adjusted balance	4,023.7	7,636.4	20.4	(16.9)	(3,650.9)	3,989.0	34.7
Equity | ifrs-full_IncreaseDecreaseDueToApplicationOfIFRS16Member	(0.3)				(0.3)	(0.3)
Equity	4,219.9	7,636.4	21.0	(21.9)	(3,453.8)	4,185.2	34.7
Issued on vesting of restricted share units (Note 30)	0.0	3.4	(3.4)
Vesting restricted share units	4.0		4.0			4.0	0.0
Dividends recognised as distributions to owners	28.8					28.8
Equity	$ 4,219.9	$ 7,639.9	$ 21.0	$ (21.9)	$ (3,453.8)	$ 4,185.2	$ 34.7